                            PATRIOT VARIABLE ANNUITY

                        SUPPLEMENT DATED DECEMBER 5, 2000
                      TO PROSPECTUS DATED NOVEMBER 1, 2000

     If your contract was issued in the state of New York, the following changes in the attached prospectus apply to your contract.

     On page 18 of the prospectus, the table of withdrawal charges is replaced with the following table:

-------------------------------------------------------------
Years from Date of Premium Payment to             Withdrawal
   Date of Surrender or Withdrawal                Charge*
-------------------------------------------------------------
     7 or more                                    0%
-------------------------------------------------------------
     6 but less than 7                            1%
-------------------------------------------------------------
     5 but less than 6                            2%
-------------------------------------------------------------
     4 but less than 5                            3%
-------------------------------------------------------------
     3 but less than 4                            4%
-------------------------------------------------------------
     2 but less than 3                            5%
-------------------------------------------------------------
     less than 2                                  6%
-------------------------------------------------------------

* As a percentage of the amount of such premium that we consider to have been withdrawn (including the withdrawal charge), as explained in the text immediately below.

     On page 28 of the prospectus, under the caption "Calculation of Market Value Adjustment ("MVA")," the first paragraph is replaced with the following paragraph:

     If you withdraw, surrender, transfer, or otherwise remove money from a guarantee period prior to its expiration date, we will apply a market value adjustment. A market value adjustment also generally applies to:

 .   amounts you apply to an annuity option, and

 .   amounts paid in a single sum in lieu of an annuity.

A market value adjustment does not apply to the payment of a death benefit.

     Also on page 28 of the prospectus, under the caption "Calculation of Market Value Adjustment ("MVA")," the formula in the box is replaced with the following formula:
--------------------------------------------------------------------------------
We compare

     . the guaranteed rate of the guarantee period from which the assets are being taken with

     . the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on guarantee period from which the assets are being taken.

If the first rate exceeds the second by more than 1/4%, the market value adjustment produces an increase in your contract's value.
If the first rate does not exceed the second by at least 1/4%, the market value adjustment produces a decrease in your contract's value.
--------------------------------------------------------------------------------
     On page 22 of the prospectus, under the caption "Standard Death Benefit," the words "adjusted by any then-applicable market value adjustment" are deleted from the first bullet.

     Also on page 23 of the prospectus, under the sub-caption " `Stepped-up' death benefit rider," the parenthetical "(adjusted by any market value adjustment)" is deleted from the second bullet.

     Appendix A and Appendix B are replaced by the following two appendices:

               APPENDIX A - DETAILS ABOUT OUR GUARANTEED PERIODS
                       for contracts issued in New York

 Investments that support our guarantee periods

     We back our obligations under the guarantee periods with John Hancock's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the guarantee periods). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

     We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

 . corporate bonds,
 . mortgages,
 . mortgage-backed and asset-backed securities, and . government and agency issues.

     We invest primarily in domestic investment-grade securities. In addition, we use derivative contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

 Guaranteed interest rates

     We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected guarantee period at the time we:

 . receive your premium payment,
 . effectuate your transfer, or
 . renew your guarantee period.

     We have no specific formula for establishing the guaranteed rates for the guarantee periods. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the guarantee period. In determining guarantee rates, we may also consider, among other factors, the duration of the guarantee period, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

 Computation of market value adjustment

     We determine the amount of the market value adjustment by multiplying the amount being taken from the guarantee period (before any applicable withdrawal charge) by a factor expressed by the following formula:


                                                  n
                                               ------
                        1 + g                    12
        (----------------------------------)           - 1
                   1 + c + 0.0025
     where,

 .    g is the guaranteed rate in effect for the current guarantee period.

 .    c is the guaranteed rate then in effect for a new guarantee period with a duration equal to the time remaining in the current guarantee period. If the time remaining in the current guarantee period is not a whole number of years, then the rate will be interpolated between the guaranteed rates then in effect for the two new guarantee periods then being offered with durations closest to the time remaining in the current guarantee period.

 .    n is the number of complete months from the date of withdrawal to the end of the current guarantee period. (If less than one complete month remains, n equals one unless the withdrawal is made on the last day of the guarantee period, in which case no adjustment applies.)

Sample Calculation 1: Positive Adjustment

--------------------------------------------------------------------------------------------------------
Premium payment                                              $10,000
--------------------------------------------------------------------------------------------------------
Guarantee period                                             7 years
--------------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                               beginning of 3rd year of guaranteed period
--------------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                              $ 11,664
--------------------------------------------------------------------------------------------------------
Guaranteed rate (g)                                          8%
--------------------------------------------------------------------------------------------------------
Guaranteed rate for new 5 year guarantee (c)                 7%
--------------------------------------------------------------------------------------------------------
Remaining guarantee period (n)                               60 months
--------------------------------------------------------------------------------------------------------

Maximum positive adjustment: $10,000 x (1.08/2/ - 1.03/2/) = $1,055

(i.e., the maximum withdrawal adjusted for market value adjustment is $12,719, or $11,664 + $1,055)

Market value adjustment:

                                       60
                                      ----
                     1 + 0.08          12
11,664  x    [(---------------------)       - 1]  =  413.58
                1 + 0.07 + 0.0025

Amount withdrawn or transferred (adjusted for market value adjustment): $11,664 + $413.58 = $12,077.58

Sample Calculation 2: Negative Adjustment

--------------------------------------------------------------------------------------------------------
Premium payment                                              $10,000
--------------------------------------------------------------------------------------------------------
Guarantee period                                             7 years
--------------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                               beginning of 3rd year of guaranteed period
--------------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                              $11,664
--------------------------------------------------------------------------------------------------------
Guaranteed rate(g)                                           8%
--------------------------------------------------------------------------------------------------------
Guaranteed rate for new 5 year guarantee(c)                  9%
--------------------------------------------------------------------------------------------------------
Remaining guarantee period(n)                                60 months
--------------------------------------------------------------------------------------------------------

Maximum negative adjustment: $10,000 x (1.08/2/ - 1.03/2/) = $1,055
(i.e., the maximum withdrawal adjusted for market value adjustment is $10,609, or $11,664 - $1,055)

Market value adjustment:

                                                          60
                                                        ------
                               1 + 0.08                   12
11,664 x    [(----------------------------------------)       - 1]     = -652.18
                          1 + 0.09 + 0.0025

Amount withdrawn or transferred (adjusted for money market adjustment): $11,664
- $652.18 = $11,011.82

Sample Calculation 3: Positive Adjustment Limited by Amount of Excess Interest

--------------------------------------------------------------------------------------------------------
Premium payment                                              $10,000
--------------------------------------------------------------------------------------------------------
Existing guarantee period                                    7 years
--------------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                               beginning of 3rd year of guaranteed period
--------------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                              $11,664
--------------------------------------------------------------------------------------------------------
Guaranteed rate(g)                                           8%
--------------------------------------------------------------------------------------------------------
Guaranteed rate for new 5 year guarantee(c)                  5%
--------------------------------------------------------------------------------------------------------
Remaining guarantee period(n)                                60 months
--------------------------------------------------------------------------------------------------------

Amount of excess interest: $10,000 x (1.08/2/ - 1.03/2/ ) = $1,055

(i.e. the maximum withdrawal adjusted for market value adjustment is $12,719, or $11,664 + $1,055)

Market value adjustment:

                                             60
                                            ----
                        1 + 0.08             12
11,664 x     [(----------------------------)      - 1]   =  1,605.54
                   1 + 0.05 + 0.0025

Since the market value adjustment exceeds the amount of excess interest of $ 1,055, the actual market value adjustment is $1,055.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,664 + $ 1,055 = $12,719

Sample Calculation 4: Negative Adjustment Limited by Amount of Excess Interest

-------------------------------------------------------------------------------------------------------
Premium payment                                              $  10,000
-------------------------------------------------------------------------------------------------------
Guarantee period                                             7 years
-------------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                               beginning of 3rd year of guaranteed period
-------------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                              $  11,664
-------------------------------------------------------------------------------------------------------
Guaranteed rate(g)                                           8%
-------------------------------------------------------------------------------------------------------
Guaranteed rate for new 5 year guarantee(c)                  10%
-------------------------------------------------------------------------------------------------------
Remaining guarantee period(n)                                60 months
-------------------------------------------------------------------------------------------------------

Amount of excess interest: $10,000 x (1.08/2/ - 1.03/2/ ) = $1,055
(i.e., the minimum withdrawal adjusted for market value adjustment is $10,609, or $11,664 - $1,055)

Market value adjustment:
                                                   60
                                                 ------
                         1 + 0.08                  12
11,664 x     [(-------------------------------)         - 1]    =  -1,142.61
                    1 + 0.10 + 0.0025

Since the market value adjustment exceeds the amount of excess interest of $ 1,055, the actual market value adjustment is -$1,055.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,664
- $ 1,055 = $10,609

     ------------------------------------------------------------------------

*All interest rates shown have been arbitrarily chosen for purposes of these examples. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

                   APPENDIX B - EXAMPLE OF WITHDRAWAL CHARGE
                                   CALCULATION
                        for contracts issued in New York

Assume The Following Facts:

     On January 1, 1997, you make a $5000 initial premium payment and we issue you a contract.
     On January 1, 1998, you make a $ 1000 premium payment
     On January 1, 1999, you make a $ 1000 premium payment.
     On January 1, 2000, the total value of your contract is $9000 because of good investment earnings.

Now assume you make a partial withdrawal of $ 6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $ 229.57. We withdraw a total of $6,229.57 from your contract.

$ 6000.00 -- withdrawal request payable to you
+  229.57 -- withdrawal charge payable to us
---------
$ 6229.57 -- total amount withdrawn from your contract

Here Is How We Determine The Withdrawal Charge:

     1. We first reduce your $5000 INITIAL PREMIUM PAYMENT by the three annual $ 30 contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your contract.

  $5000
    -30  --  1998 contract fee payable to us
    -30  --  1999 contract fee payable to us
    -30  --  2000 contract fee payable to us
-------
  $4910  --  amount of your initial premium payment we would consider to be withdrawn.

   Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial premium payment 3 years ago, the withdrawal charge percentage is 4%. We deduct the resulting $ 200.50 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.

   $4910
    -900   --  free withdrawal amount (payable to you)
 -------
   $4010
   x .04
   $160.40  --  withdrawal charge on initial premium payment (payable to us)

 $4010.00
  -160.40
  3849.60  --  part of withdrawal request payable to you

2. We next deem the entire amount of your 1998 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your contract to cover the withdrawal charge on your 1998 premium payment. We pay the remainder of $950 to you as a part of your withdrawal request.

$   1000
   x .05
--------
    $ 50  --  withdrawal charge on 1998 premium payment (payable to us)

$   1000
    - 50
--------
$    950  --   part of withdrawal request payable to you

3. We next determine what additional amount we need to withdraw to provide you with the total $ 6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3849.60 from your initial premium payment, and $950 from your 1999 premium payment. Therefore, $300.40 is needed to reach $6000.

$   6000.00  --  total withdrawal amount requested
    -900.00  --  free withdrawal amount
   -3849.60  --  payment deemed from initial premium payment
    -950.00  --  payment deemed from 1998 premium payment
-----------
$    300.40  --  additional payment to you needed to reach $6000

We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all premiums you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

$  300.40  =   x - [.06x]
$  300.40  =  .94x

$  300.4
---------
     0.94  =   x

$  319.57  =   x

$  319.57  --   deemed withdrawn from 1999 premium payment
- $300.40  --   part of withdrawal request payable to you
---------
 $  19.17  --   withdrawal charge on 1999 premium deemed withdrawn (payable to
                us)